Share-Based Payment - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023 kr / shares shares	Dec. 31, 2022 € / shares	Dec. 31, 2021 € / shares	Dec. 31, 2023 € / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share nominal value | kr / shares	kr 1
Weighted average remaining life for outstanding warrants	71 months
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Top of range [member] | Performance Stock Unit Program [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of each tranche directly attributable to accomplishment of financial results achieved in financial year prior to vesting date	10.00%
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining life for outstanding warrants		77 months	87 months
Warrants [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		€ 6.48	€ 6.48	€ 11.98
Warrants [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		€ 145.50	€ 145.50	€ 145.50
Warrants Granted 2012 Until November 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			24 months
Warrants Granted From December 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			12 months
Board members of group [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of additional shares authorized to grant | shares	1,564,221			1,564,221
Board members of group [member] | Warrants Granted From December 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of warrants vested			75.00%
Employees and consultants [member] | Warrants Granted From December 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of warrants vested			75.00%
Later than one year [member] | Warrants Granted 2012 Until November 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			48 months
Later than one year [member] | Warrants Granted From December 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			36 months
Later than one year [member] | Board members of group [member] | Warrants Granted From December 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of warrants vested			25.00%
Later than one year [member] | Employees and consultants [member] | Warrants Granted From December 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of warrants vested			25.00%